RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RECEIVABLE FROM AND EQUIPMENT NOTE PAYABLE TO RELATED PARTY

On April 20, 2015, we advanced Cannabinoid Research & Development, Limited (“CRD”) $5,000 and included this amount in due from related parties. At March 31, 2017, we concluded that we had established a variable interest entity relationship with CRD, because we are the primary beneficiary, in accordance with GAAP. As a result, we elected to consolidate the assets and liabilities of CRD in our consolidated balance sheet at March 31, 2017. Thus, at September 30, 2017, the $5,000 advance to CRD is eliminated upon the consolidation of the assets and liabilities of CRD for financial statement reporting purposes.

In the normal course of business, we make non-interest bearing advances to Advesa, Inc. (“Advesa’), which is 100% owned by one of our officers and directors. Such advances are used by Advesa to purchase equipment and to cover the cost of their operations.

Amounts due from related parties consist of:

	September 30,	December 31,
	2017	2016
Advesa, Inc.	$35,083	$21,775
Employees	2,200	—
Cannabinoid Research & Development, Limited	—	5,000
	$37,283	$26,775

We purchased certain laboratory equipment from Advesa at an amount equal to their cost of the equipment, and subsequently leased the laboratory equipment back to Advesa for a 36 month period. The equipment note is payable over 36 months at an interest rate of $7.5%. The equipment note was paid in full on August 1, 2017.

NOTE 17 – RELATED PARTY TRANSACTIONS

Affiliate Customer

During 2010, Messrs. Blackmon and Verzura, who are officers and directors of our Company, made loans to, or equity investments in, one of our customers. Effective June 30, 2015, Messrs. Blackmon and Verzura completely divested themselves of those interests. As Messrs. Blackmon and Verzura may have had significant influence on management or operating polices of the customer until June 30, 2015, we classified professional fees in the amount of $4,425 to this customer as revenues - affiliate, in our consolidated statements of operations and accounts receivable from this customer, as due from related parties on our consolidated balance sheets.

Lone Mountain

During the year ended December 31, 2014, we made certain payments on behalf of Lone Mountain during the organizational phase of this venture and we classified these payments as due from related parties on our consolidated balance sheets. As further described in Note 6 above, during the first half of 2015, we expensed our $40,900 advance to Lone Mountain and included this amount in equity in net loss of unconsolidated affiliate in our consolidated statements of operations.

CRD

On April 20, 2015, we advanced CRD $5,000 and included this amount in due from related parties.

Blue River Inc.

In February 2015, Messrs. Blackmon and Verzura, who are officers and directors of our Company, formed Blue River Inc. (“Blue River”), a Colorado corporation in the cannabis industry that plans to manufacture and wholesale medicinal and recreational cannabis including our Prana medicinals products. On January 1, 2016, our wholly owned subsidiary, UCANN California Corporation (“UCANN CA”), entered into a five year consulting and intellectual property licensing arrangement with Blue River whereby UCANN CA will provide consulting services to Blue River at hourly rates and a non-exclusive license to our intellectual property for $5,000 per month. The arrangement can be terminated by either party by written agreement. During the year ended December 31, 2015, we advanced Blue River $3,284 and included this amount in due from related parties. For the year ended December 31, 2016 and 2015, we recognized consulting fee revenue in the amounts of $71,680 and $4,425, respectively, which amounts are included as Revenue, affiliate in our consolidated statements of operations. At December 31, 2016 and 2015, we owed Blue River $4,293 and $0, respectively, in trade payables and included this amount in accounts payable.

Advesa Corporation

Advesa Corporation (“Advesa”), a California corporation, was formed in September 2016, and is 100% owned by Messer Verzura. The Company entered into a memo of understanding in November 2016, under which we provide consulting services to Advesa, and Advesa assists our largest customer, who is located in California, produce our Prana biomedical line of products under a licensing agreement with that California customer. During the year ended December 31, 2016 we advance Advesa approximately $20,499 and included this amount in Due from related parties in our consolidated balance sheet.

Amounts due from related parties consist of:

	December 31,
	2016	2015
Blue River	$—	$3,284
Advesa	21,755	—
CRD	5,000	5,000
Total due from related parties	$26,755	$8,284